Property, Plant and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Depreciation expense	$ 114,024	$ 58,573	$ 273,162	$ 586,502
GlyEco Acquisition Corp. #4 [Member]
Impaiment charges				$ 5,300,000